Goodwill and Other Intangible Assets - Summary of Changes in Gross Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Goodwill, beginning balance	$ 1,766,304
Goodwill acquired during the year	34,275
Purchase price adjustments and other	(449)
Impairment losses	0
Goodwill, ending balance	1,800,130
LAMAR MEDIA CORP [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,755,283
Goodwill acquired during the year	34,275
Purchase price adjustments and other	(448)
Impairment losses	0
Goodwill, ending balance	$ 1,789,110